Inx Token Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Warrant Liability [Abstract]
Schedule of warrant liability composition
	Year ended December 31,
	2020	2019
Obligation to issue INX Tokens to early investors	$318	$109
Warrants granted to employees and service providers	3,931	4

	$4,249	$113

Schedule of black-scholes pricing model used for the fair value measurement of INX Tokens warrants
Expected volatility of the token prices (%)	65% - 99.3%
Risk-free interest rate (%)	0.65%
Expected life of warrant (years*)	0.25 - 4
Exercise price	$0.01 - $0.90

*) INX Token warrant granted with no expiration date were valued as the INX Token fair value.

Schedule of changes in the number of INX Tokens warrants and their weighted average exercise prices
	2020		2019
	Number of tokens	Weighted average exercise price	Number of tokens	Weighted average exercise price

INX Tokens warrants outstanding at beginning of year	5,086,250	$0.016	4,482,500	$0.011
INX Token warrants granted during the year	1,084,833	$0.286	603,750	$0.057
Obligation exercised (tokens issued) during the year	(265,000)	$0.01	-	-

INX Token warrants outstanding at the end of year	5,906,083	$0.067	5,086,250	$0.016

INX Token warrants exercisable at end of year (*)	398,762	$0.080	247,500	$0.021

(*) As of December 31, 2020, all exercisable INX token warrants are subject to lock-up agreements for periods of 6 to 24 months following the date the Offering was declared effective by the SEC in August 2020.